Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 3, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C.  20549

Re:                             The Turner Funds (the “Registrant”)/Additional Proxy Soliciting Material
(1933 Act Registration No. 333-198890) (1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find Definitive Additional Proxy Soliciting Material of the Registrant (the “Soliciting Material”).  The Soliciting Material will be used for communications with shareholders on or after November 3, 2014 and in connection with a Special Meeting of Shareholders to be held on January 15, 2015.  The Definitive Proxy Statement was filed with the Securities and Exchange Commission on October 28, 2014.

Please do not hesitate to contact me at 215-988-3328 should you have any questions.

Sincerely,

/s/ Andrew E. Seaberg
Andrew E. Seaberg